Fair Value Measures and Disclosures (Details) - $ / shares	Apr. 30, 2025	Jan. 31, 2025	Oct. 31, 2024	Jul. 31, 2024	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Jul. 31, 2023	Apr. 30, 2023	Jan. 31, 2023
Fair Value, Option, Quantitative Disclosures [Line Items]
Net Asset Value Per Share	$ 6.17	$ 7.00	$ 7.18	$ 7.24	$ 7.34	$ 7.68	$ 7.55	$ 8.02	$ 8.48	$ 10.13